SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SCHEDULE OF CLASSIFICATION OF FINANCIAL INSTRUMENTS

The following table outlines the classification of financial instruments under IFRS 9:

Financial Assets
Cash and cash equivalents	Amortized cost
Short-term investments	Amortized cost
Accounts receivable	Amortized cost

Financial Liabilities
Accounts payable and accrued liabilities	Amortized cost
Convertible debentures	Amortized cost
Contract liabilities	Amortized cost
Covid-19 government support loans	Amortized cost

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED LIFE

Property and equipment are recorded at cost. Depreciation is calculated based on the estimated useful life of the asset using the following method and useful lives:

Machinery and equipment	Straight Line, 5 years
Leasehold improvements	Straight Line, 5 years or life of the lease, whichever is less
Office equipment	Straight Line, 3 - 5 years